Stock Options - Summary of Company's Non-Vested Restricted Shares Activity (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested at the beginning of the period | shares	1,973,000
Forfeited | shares	(10,000)
Non-vested at the end of the period | shares	1,963,000
Non-vested at the beginning of the period | $ / shares	$ 8.25
Forfeited | $ / shares	8.25
Non-vested at the end of the period | $ / shares	$ 8.25
Options Outstanding- Number of Options Outstanding | shares	380,000
Options Outstanding-Remaining Average Contractual Life (years)	2 years 3 months 29 days
Options Outstanding-Average Exercise Price | $ / shares	$ 4.98
Options Exercisable-Number of Options Exercisable | shares	380,000
Options Exercisable-Remaining Contractual Life (years)	2 years 3 months 29 days
Options Exercisable-Average Exercise Price | $ / shares	$ 4.98
Range Of Exercise Prices Dollars 4.98
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding- Number of Options Outstanding | shares	380,000
Options Outstanding-Remaining Average Contractual Life (years)	2 years 3 months 29 days
Options Outstanding-Average Exercise Price | $ / shares	$ 4.98
Options Exercisable-Number of Options Exercisable | shares	380,000
Options Exercisable-Remaining Contractual Life (years)	2 years 3 months 29 days
Options Exercisable-Average Exercise Price | $ / shares	$ 4.98